S000027380 [Member] Expense Example - AB High Income Municipal Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 421
Expense Example, with Redemption, 3 Years	680
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,753
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300	[1]
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,122
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,211
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.